Supplement to the
Fidelity Freedom Funds®
November 5, 2003
Prospectus

The following information updates the similar information found on the front cover of the prospectus.

Fidelity Freedom Income Fund®

(fund number 369, trading symbol FFFAX)

Fidelity Freedom 2000 Fund®

(fund number 370, trading symbol FFFBX)

Fidelity Freedom 2005 FundSM

(fund number 1312, trading symbol FFFVX)

Fidelity Freedom 2010 Fund®

(fund number 371, trading symbol FFFCX)

Fidelity Freedom 2015 FundSM

(fund number 1313, trading symbol FFVFX)

Fidelity Freedom 2020 Fund®

(fund number 372, trading symbol FFFDX)

Fidelity Freedom 2025 FundSM

(fund number 1314, trading symbol FFTWX)

Fidelity Freedom 2030 Fund®

(fund number 373, trading symbol FFFEX)

Fidelity Freedom 2035 FundSM

(fund number 1315, trading symbol FFTHX)

Fidelity Freedom 2040 Fund®

(fund number 718, trading symbol FFFFX)

FF-03-03 November 21, 2003
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